Deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Major Deferred Tax Liabilities and Assets in Respect of Trading Losses Recognized

The following are the major deferred tax liabilities and assets in respect of trading losses recognized by the Group and Company:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Deferred tax liability in respect of intangible assets	25	24	13
Deferred tax assets	(25)	(24)	(13)
Total deferred tax position	-	-	-

Summary of Unrecognized Deferred Tax Assets

The Group has the following unrecognized deferred tax assets as at December 31, 2020:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trading losses	31,426	20,214	24,398
Share based payments	3,443	2,024	167
Capital losses	1,496	2,874	1,302
Total unrecognized deferred tax asset	36,365	25,112	25,867